COMPANY INFORMATION	12 Months Ended
Dec. 31, 2012
COMPANY INFORMATION
1.	COMPANY INFORMATION

Melco Crown Entertainment Limited (the “Company”) was incorporated in the Cayman Islands on December 17, 2004 and completed an initial public offering of its ordinary shares in the United States of America in December 2006. The Company’s American depository shares (“ADS”) are traded on the NASDAQ Global Select Market under the symbol “MPEL”. On December 7, 2011, the Company completed a dual primary listing in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”) and listed its ordinary shares on the Main Board of The Stock Exchange of Hong Kong Limited (“HKSE”) by way of introduction, under the stock code of “6883”.

The Company together with its subsidiaries (collectively referred to as the “Group”) is a developer, owner and, through its indirect subsidiary, Melco Crown (Macau) Limited (formerly known as Melco Crown Gaming (Macau) Limited) (“Melco Crown Macau”), an operator of casino gaming and entertainment resort facilities focused on the Macau Special Administrative Region of the People’s Republic of China (“Macau”) market. The Group currently owns and operates City of Dreams — an integrated casino resort located at Cotai, Macau, Altira Macau — a casino hotel located at Taipa, Macau, Taipa Square Casino — a casino located at Taipa, Macau, Mocha Clubs — non-casino-based operations of electronic gaming machines in Macau, and has a 60% interest in Studio City — an integrated resort comprising entertainment, retail and gaming facilities being developed in Cotai, Macau.

On July 5, 2012, the Company, through its indirect subsidiary, MPEL Projects Limited, entered into a memorandum of agreement (the “MOA”) with SM Investments Corporation, SM Land, Inc., SM Hotels Corporation, SM Commercial Properties, Inc. and SM Development Corporation (collectively, the “SM Group”), Belle Corporation and PremiumLeisure and Amusement, Inc. (“PLAI”) (collectively, the “Philippine Parties”) for the development of an integrated resort project located within Entertainment City, Manila comprising a casino, hotel, retail and entertainment complex (the “Philippines Project”). Further to the MOA, on October 25, 2012, MCE Leisure (Philippines) Corporation (“MCE Leisure Philippines”), an indirect subsidiary of the Company, entered into a closing arrangement agreement, a cooperation agreement, a lease agreement and other related arrangements with the Philippine Parties in connection with the Philippines Project. Further information on closure of the agreements is included in Note 24(i). On December 19, 2012, the Company, through its indirect subsidiaries, MCE (Philippines) Investments Limited (“MCE Philippines Investments”) and MCE (Philippines) Investments No.2 Corporation (“MCE Investments No.2”) acquired a majority interest in the issued share capital of Melco Crown (Philippines) Resorts Corporation (formerly known as Manchester International Holdings Unlimited Corporation) (“MCP”), a company whose shares are listed on the Philippines Stock Exchange (the “PSE”). It is the Company’s intention to pursue Philippines based opportunities and operate its future Philippines businesses through MCE Leisure Philippines and MCP.

As of December 31, 2012 and 2011, the major shareholders of the Company are Melco International Development Limited (“Melco”), a company listed in Hong Kong, and Crown Limited (“Crown”), an Australian-listed corporation.